Income Taxes (Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023		Mar. 31, 2022
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards	[1],[2]	¥ 168,387		¥ 183,410
Operating loss, Valuation allowance		(152,000)		(152,000)
Deferred tax assets, net of valuation allowance		16,000		31,000
Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		89,000	[3]	106,000	[4]
Operating loss, Valuation allowance		(75,000)	[3]	(77,000)	[4]
Deferred tax assets, net of valuation allowance		14,000	[3]	29,000	[4]
United States of America
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		1,000		1,000
Deferred tax assets, net of valuation allowance		1,000		1,000
United Kingdom
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards	[5]	77,000		75,000
Operating loss, Valuation allowance	[5]	(77,000)		(75,000)
Others
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		1,000		1,000
Deferred tax assets, net of valuation allowance		¥ 1,000		¥ 1,000

[1]	The amount includes ¥26,633 million and ¥24,978 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2022 and 2023, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥24,675 million and ¥24,978 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	The amount includes ¥73,736 million and ¥49,393 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2022 and 2023, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥46,734 million and ¥43,488 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[3]	¥49 billion of the Japan deferred tax assets of ¥89 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026. ¥25 billion of the Japan deferred tax assets of ¥89 billion is related to MHFG, which is substantially offset by a valuation allowance, and will mostly expire during the fiscal year ending March 31, 2032.
[4]	¥74 billion of the Japan deferred tax assets of ¥106 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026. ¥27 billion of the Japan deferred tax assets of ¥106 billion is related to MHFG, which is substantially offset by a valuation allowance, and will mostly expire during the fiscal year ending March 31, 2032.
[5]	The United Kingdom net operating loss carryforwards may be carried forward indefinitely for tax purposes.